FINANCIAL INSTRUMENTS - Hedge Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on cash flow hedges recognized in profit and loss	$ (1,216)	$ (38)
Gain (loss) on cash flow hedges recognized in other comprehensive income	625	287
Gain (loss) on cash flow hedges	(14,142)	9,327	$ (3,171)
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	0	(492)
Mutual funds | Argentina
Disclosure of detailed information about hedging instruments [line items]
Assets restricted as collateral	0	218
Share-based Compensation Expense
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(1,203)	575
Accumulated other comprehensive income
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	(46)	2,362
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on cash flow hedges recognized in profit and loss	(6,421)	21,997	(2,332)
Gain (loss) on cash flow hedges	$ (14,494)	$ 6,604	$ 1,305